U.S. Government Money Market Portfolio
PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Portfolio Class I
Management Fees	0.475%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.695%
Total Annual Portfolio Operating Expenses	1.17%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
U.S. Government Money Market Portfolio | Class I | USD ($)	119	372	644	1,420

Principal Investment Strategies:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. The Adviser seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities. By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a calendar quarter was 0.00% (quarter ended June 30, 2017). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio's Class I shares was 0.33%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Class I	0.03%	0.01%	0.11%
90 Day T-Bills	0.84%	0.24%	0.34%
Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)	0.44%	0.10%	0.19%